Commitments and Contingencies (Details Textuals) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Lease Termination Penalties [Member]	Dec. 31, 2011 Visa [Member]	Dec. 31, 2010 Visa [Member]	Dec. 31, 2007 Visa [Member]	Dec. 31, 2011 Mastercard [Member]	Dec. 31, 2010 Mastercard [Member]
Component of Operating Other Cost and Expense [Line Items]
Total rental expense	$ 305,000,000	$ 280,000,000	$ 250,000,000	$ 13,000,000
Aggregate maximum payments received by the company	4,050,000,000						1,130,000,000
After tax settlement							700,000,000
Pretax quarterly payments					280,000,000	280,000,000		300,000,000	600,000,000
After tax quarterly payments					172,000,000	172,000,000		186,000,000	372,000,000
Commitments And Contingencies (Textuals) [Abstract]
Range of possible loss, minimum	0
Range of possible loss, maximum	430,000,000
Contingent obligations with co-brand partners	4,100,000,000
Amount of rentals subject to subleasing arrangements	22,000,000
Future minimum payments on capital leases due, in 2013	10,000,000
Future minimum payments on capital leases due, in 2014	10,000,000
Future minimum payments on capital leases due, in 2015	3,000,000
Future minimum payments on capital leases due, in 2016	3,000,000
Future minimum payments on capital leases due, in 2017	3,000,000
Future minimum payments on capital leases due, thereafter	$ 11,000,000